LONG- (Tables)	12 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG TERM INVESTMENT, NET

Equity investment using the measurement alternative
Balance as of June 30, 2023	$1,516,900
Foreign currency translation adjustments	(3,300)
Balance as of June 30, 2024	1,513,600
Additions	19,000,000
Foreign currency translation adjustments	143,152
Balance as of June 30, 2025	20,656,752
Impairment	(13,965,855)
Foreign currency translation adjustments	724,454
Balance as of June 30, 2026	$7,415,351